Securities Available for Sale (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Securities Available for Sale (Textual) [Abstract]
Gross realized losses	$ 570,000	$ 0	$ 0
Impairment loss in earnings	0	640,000	0
Securities Available for Sale [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Realized gross gains	$ 227,000	$ 673,000	$ 4,100,000